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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864


                          Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


            Pioneer Bond Fund
            Schedule of Investments  3/31/05 (unaudited)

  Shares                                                              Value
            ASSET BACKED SECURITIES - 2.2%
            Diversified Financials - 1.3 %
            Consumer Finance - 0.0%
25,452      Americredit Automobile Receivables Trust, Floating Rate$    25,457
            Diversified Financial Services - 1.3 %
1,819,620   PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A$ 1,831,211
1,367,871   Power Receivables Finance, 6.29%, 1/1/12 (144A)          1,407,416
                                                                   $ 3,238,627
            Specialized Finance - 0.0 %
90,000      MBNA Credit Card Master Note, Floating Rate Note, 12/15$    90,085
            Total Diversified Financials                           $ 3,354,169
            Utilities - 0.9 %
            Electric Utilities - 0.9 %
1,700,000   Empresa Electric Guacolda, 8.625%, 4/30/13 (144A)      $ 1,868,973
662,200     FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)            673,789
                                                                   $ 2,542,762
            Total Utilities                                        $ 2,542,762
            TOTAL ASSET BACKED SECURITIES
            (Cost   $5,684,188)                                    $ 5,896,931
            COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0 %
            Diversified Financial Services - 1.0 %
2,175,000   Tower 2004-1A E, 5.395%, 1/15/34                       $ 2,116,623
525,000     Tower 2004-2A F, 6.376%, 12/15/14                          517,702
                                                                   $ 2,634,325
            Total Diversified Financials                           $ 2,634,325
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost   $2,700,000)                                    $ 2,634,325
            CORPORATE BONDS - 33.6 %
            Energy - 1.5 %
            Integrated Oil & Gas - 0.0 %
45,000      Petro-Canada, 4.0%, 7/15/13                            $    41,413
25,000      USX Corp., 6.85%, 3/1/08                                    26,570
                                                                   $    67,983
            Oil & Gas Exploration & Production - 1.1 %
2,000,000   Gazprom International SA., 7.201%, 2/1/20 (144A)       $ 2,040,000
75,000      Pemex Project Funding Master, 9.125%, 10/13/10              86,625
950,000     Tengizchevroil LLP, 6.124%, 11/15/14 (144A)                940,500
                                                                   $ 3,067,125
            Oil & Gas Refining Marketing & Transportation - 0.4 %
600,000     Colorado Interstate Gas, 5.95%, 3/15/15 (144A)         $   578,371
65,000      Kinder Morgan Energy Partners, 6.75%, 3/15/11               70,518
320,000     TGT Pipeline LLC, 5.5%, 2/1/17 (144A)                      318,314
                                                                   $   967,203
            Total Energy                                           $ 4,102,311
            Materials - 4.2 %
            Aluminum - 0.6 %
1,700,000   Novelis, Inc., 7.25%, 02/15/15 (144A)                  $ 1,666,000
            Diversified Metals & Mining - 1.1 %
2,575,000   Kennametal, Inc., 7.2%, 6/15/12                        $ 2,845,437
            Fertilizers & Agricultural Chemicals - 0.0 %
45,000      Potash Corp. Saskatchewan, 4.875%, 3/1/13              $    44,157
            Metal & Glass Containers - 0.8 %
2,000,000   Greif Brothers Corp., 8.875%, 8/1/12                   $ 2,160,000
            Paper Packaging - 0.4 %
1,125,000   Abitibi-Consolidated, Inc., 6.95%, 12/15/06            $ 1,130,625
            Paper Products - 0.5 %
1,300,000   Bowater Canada Finance, 7.95%, 11/15/11                $ 1,348,750
            Specialty Chemicals - 0.4 %
600,000     Ferro Corp., 7.625%, 5/1/13                            $   609,862
500,000     Ferro Corp., 7.125%, 4/1/28                                498,593
                                                                   $ 1,108,455
            Steel - 0.4 %
900,000     Ispat Inland ULC, Floating Rate Note, 4/1/10           $   981,000
            Total Materials                                        $11,284,424
            Capital Goods - 1.8 %
            Aerospace & Defense - 0.0 %
40,000      Boeing Co., 5.125%, 2/15/13                            $    40,217
            Construction & Engineering - 0.4 %
970,000     Shaw Group, Inc., 10.75%, 3/15/10 (b)                  $ 1,052,450
            Electrical Component & Equipment - 1.1 %
2,750,000   Thomas & Betts Corp., 7.25%, 6/1/13                    $ 2,920,423
            Trading Companies & Distributors - 0.3 %
950,000     Noble Group, Ltd., 6.625%, 3/17/15 (144A)              $   878,750
            Total Capital Goods                                    $ 4,891,840
            Commercial Services & Supplies - 0.2 %
            Diversified Commercial Services - 0.2 %
500,000     Deluxe Corp., 3.5%, 10/1/07 (144A)                     $   487,087
            Total Commercial Services & Supplies                   $   487,087
            Transportation - 0.6 %
            Airlines - 0.6 %
1,469,362   Southwest Airlines Co., 7.67%, 1/2/14                  $ 1,621,852
            Total Transportation                                   $ 1,621,852
            Automobiles & Components - 2.0 %
            Auto Parts & Equipment - 1.2 %
1,040,000   Delphi Corp., 6.55%, 6/15/06                           $ 1,022,353
150,000     Lear Corp., 7.96%, 5/15/05 (144A)                          150,706
2,000,000   Sun Sage BV, 8.25%, 3/26/09 (144A)                       2,080,000
                                                                   $ 3,253,059
            Automobile Manufacturers - 0.8 %
150,000     GMAC 6.125%, 9/15/2006                                 $   149,308
130,000     Ford Motor Co., 7.25%, 10/1/08                             133,399
2,055,000   Ford Motor Credit Co., 5.7%, 1/15/10                     1,935,720
                                                                   $ 2,218,427
            Total Automobiles & Components                         $ 5,471,486
            Consumer Durables & Apparel - 0.0 %
            Housewares & Specialties - 0.0 %
55,000      Newell Rubbermaid, Inc., 4.625%, 12/15/09              $    54,301
            Total Consumer Durables & Apparel                      $    54,301
            Media - 1.0 %
            Broadcasting & Cable Television - 1.0 %
135,000     Comcast Corp., 5.3%, 1/15/14                           $   133,535
2,500,000   Rogers Cable, Inc., 7.875%, 5/1/12                       2,650,000
                                                                   $ 2,783,535
            Movies & Entertainment - 0.0 %
45,000      Time Warner, Inc., 6.75%, 4/15/11                      $    48,627
            Total Media                                            $ 2,832,162
            Retailing - 0.8 %
            Department Stores - 0.0 %
25,000      Nordstrom, Inc., 5.625%, 1/15/09                       $    25,865
            Specialty Stores - 0.8 %
1,825,000   Toys "R" Us, 7.875%, 4/15/13 (b)                       $ 1,628,813
580,000     Toys "R" Us, 7.375%, 10/15/18                              484,300
                                                                   $ 2,113,113
            Total Retailing                                        $ 2,138,978
            Food & Drug Retailing - 0.3 %
            Hypermarkets & Supercenters - 0.3 %
751,917     Wal-Mart Stores, Inc., 8.62%, 1/1/10                   $   817,875
            Total Food & Drug Retailing                            $   817,875
            Food, Beverage & Tobacco - 0.6 %
            Brewers - 0.0 %
55,000      Miller Brewing Co., 5.5%, 8/15/13 (144A)               $    55,917
            Packaged Foods & Meats - 0.1 %
55,000      Unilever Capital Corp., 7.125%, 11/1/10                $    61,600
            Soft Drinks - 0.0 %
55,000      Bottling Group LLC, 5.0%, 11/15/13                     $    54,921
            Tobacco - 0.5 %
1,225,000   Altria Group, Inc., 7.0%, 11/4/13                      $ 1,314,467
            Total Food, Beverage & Tobacco                         $ 1,486,905
            Health Care Equipment & Services - 2.7 %
            Health Care Distributors - 0.8 %
2,066,000   Cardinal Health, Inc., 6.0%, 1/15/06                   $ 2,087,728
            Health Care Facilities - 1.0 %
2,735,000   HCA, Inc., 6.3%, 10/1/12                               $ 2,732,391
            Health Care Supplies - 0.7 %
1,874,000   Bausch & Lomb, 7.125%, 8/1/28                          $ 2,009,644
            Managed Health Care - 0.2 %
425,000     Coventry Health Care, Inc., 5.875%, 1/15/12 (144A)     $   425,000
            Total Health Care Equipment & Services                 $ 7,254,763
            Banks - 0.6 %
            Diversified Banks - 0.1 %
145,000     International Bank for Reconstruction & Development, 4.$   146,201
45,000      U.S. Bancorp, 3.125%, 3/15/08                               43,475
                                                                   $   189,676
            Regional Banks - 0.5 %
1,250,000   Hudson United Bank, 7.0%, 5/15/12                      $ 1,370,203
55,000      Keycorp, 2.75%, 2/27/07                                     53,443
                                                                   $ 1,423,646
            Total Banks                                            $ 1,613,322
            Diversified Financials - 3.0 %
            Consumer Finance - 0.9 %
2,340,000   SLM Corp., Floating Rate Note, 7/25/14                 $ 2,294,416
            Investment Banking & Brokerage - 0.8 %
750,000     Refco Finance Holdings, 9.0%, 8/1/12 (144A)            $   795,000
1,275,000   E*Trade Financial Corp., 8.0%, 6/15/11 (144A)            1,313,250
                                                                   $ 2,108,250
            Diversified Financial Services - 1.3 %
1,500,000   Bombardier Capital, Inc., 7.09%, 3/30/07               $ 1,503,750
2,250,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)               2,139,739
                                                                   $ 3,643,489
            Total Diversified Financials                           $ 8,046,155
            Insurance - 5.5 %
            Life & Health Insurance - 1.8 %
90,000      Lincoln National Corp., 5.25%, 6/15/07                 $    91,690
2,000,000   Presidential Life Corp., 7.875%, 2/15/09                 2,000,000
2,850,000   Provident Co., Inc., 7.0%, 7/15/18                       2,919,976
                                                                   $ 5,011,666
            Multi-Line Insurance - 1.4 %
1,700,000   Allmerica Financial Corp., 7.625%, 10/15/25            $ 1,821,328
1,950,000   Loews Corp., 5.25%, 3/15/16                              1,902,424
                                                                   $ 3,723,752
            Property & Casualty Insurance - 1.3 %
2,010,000   Kingsway America, Inc., 7.5%, 2/1/14                   $ 2,061,747
1,400,000   Ohio Casualty Corp., 7.3%, 6/15/14                       1,496,401
                                                                   $ 3,558,148
            Reinsurance - 1.0 %
2,400,000   Odyssey Re Holdings, 7.65%, 11/1/13                    $ 2,603,650
            Total Insurance                                        $14,897,216
            Real Estate - 3.5 %
            Real Estate Mgmt & Development - 0.9 %
2,200,000   Forest City Enterprises, 7.625%, 6/1/15                $ 2,348,500
            Real Estate Investment Trusts - 2.6 %
1,100,000   Colonial Reality LP, 6.15%, 4/15/13                    $ 1,145,582
890,000     Crescent Real Estate, 7.5%, 9/15/07                        918,925
850,000     Health Care, 6.0%, 11/15/13                                865,073
935,000     Health Care, Inc., 8.0%, 9/12/12                         1,071,262
775,000     Hospitality Properties Trust, 5.125%, 2/15/15              741,528
1,450,000   Hospitality Properties Trust, 6.75%, 2/15/13             1,556,310
884,000     Host Marriot LP, 6.375%, 3/15/15 (144A)                    835,380
                                                                   $ 7,134,060
            Total Real Estate                                      $ 9,482,560
            Technology Hardware & Equipment - 1.7 %
            Communications Equipment - 0.9 %
2,395,000   Corning, Inc., 5.9%, 3/15/14                           $ 2,387,341
            Computer Hardware - 0.8 %
2,000,000   NCR Corp., 7.125%, 6/15/09                             $ 2,152,562
            Total Technology Hardware & Equipment                  $ 4,539,903
            Telecommunication Services - 1.6 %
            Integrated Telecommunication Services - 1.6 %
300,000     AT&T Corp., 7.75%, 3/1/07                              $   317,467
2,600,000   Intelsat, Ltd., 6.5%, 11/1/13                            2,086,500
2,000,000   Telecom Italia Capital, 5.25%, 11/15/13                  1,975,918
                                                                   $ 4,379,885
            Total Telecommunication Services                       $ 4,379,885
            Utilities - 2.0 %
            Electric Utilities - 2.0 %
750,000     Crocket Cogeneration, 5.869%, 3/30/25 (144A)           $   750,518
1,871,500   FLP Energy American Wind LLC, 6.639%, 6/20/23 (144A)     1,994,457
1,555,000   Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)         1,521,676
1,000,000   MSW Energy Holdings, 7.375%, 9/1/10                      1,015,000
65,000      PSE&G Power, 6.95%, 6/1/12                                  71,938
                                                                   $ 5,353,589
            Multi-Utilities & Unregulated Power - 0.0 %
100,000     Avista Corp., 7.75%, 1/1/07                            $   105,616
25,000      Dominion Resources, 6.25%, 6/30/12                          26,772
                                                                   $   132,388
            Total Utilities                                        $ 5,485,977
            TOTAL CORPORATE BONDS
            (Cost   $89,314,477)                                   $90,889,002
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 59.5 %
140,000     Fannie Mae, 5.24%, 8/7/18                              $   141,069
65,000      Federal Home Loan Bank, 3.875%, 6/14/13                     61,496
2,170,347   Federal Home Loan Mortgage Corp., 5.5%, 12/1/18          2,225,103
2,974,216   Federal Home Loan Mortgage Corp., 5.5%, 9/1/33           2,987,407
1,975,630   Federal Home Loan Mortgage Corp., 5.5%, 11/1/34          1,983,301
582,304     Federal Home Loan Mortgage Corp., 6.0%, 1/1/33             596,156
946,925     Federal Home Loan Mortgage Corp., 6.0%, 2/1/33             970,434
2,630,211   Federal Home Loan Mortgage Corp., 6.0%, 3/1/33           2,695,445
633,186     Federal Home Loan Mortgage Corp., 6.0%, 3/1/33             648,890
88,368      Federal Home Loan Mortgage Corp., 6.0%, 3/1/33              90,470
1,310,570   Federal Home Loan Mortgage Corp., 6.0%, 12/1/33          1,341,747
410,915     Federal Home Loan Mortgage Corp., 6.0%, 12/1/33            420,690
387,282     Federal Home Loan Mortgage Corp., 6.0%, 1/1/34             396,495
1,338,042   Federal Home Loan Mortgage Corp., 6.0%, 1/1/34           1,369,886
2,660,724   Federal Home Loan Mortgage Corp., 6.0%, 8/1/34           2,724,047
25,973      Federal Home Loan Mortgage Corp., 6.5%, 4/1/31              27,014
186,078     Federal Home Loan Mortgage Corp., 6.5%, 7/1/32             193,391
381,739     Federal Home Loan Mortgage Corp., 6.5%, 7/1/33             397,721
850,260     Federal Home Loan Mortgage Corp., 6.5%, 10/1/33            885,634
936,936     Federal Home Loan Mortgage Corp., 6.5%, 10/1/33            977,082
10,128      Federal Home Loan Mortgage Corp., 7.0%, 12/1/30             10,676
9,110       Federal Home Loan Mortgage Corp., 7.0%, 6/1/31               9,611
18,943      Federal Home Loan Mortgage Corp., 8.0%, 9/15/6              18,996
232,341     Federal National Mortgage Association, 4.816%, 12/1/12     232,179
249,408     Federal National Mortgage Association, 5.5%, 9/1/17        254,416
304,285     Federal National Mortgage Association, 5.0%, 12/1/17       304,559
693,628     Federal National Mortgage Association, 5.0%, 2/1/20        693,709
196,705     Federal National Mortgage Association, 5.0%, 3/1/33        192,869
156,853     Federal National Mortgage Association, 5.0%, 5/1/34        153,453
286,760     Federal National Mortgage Association, 5.5%, 2/1/18        292,888
1,536,990   Federal National Mortgage Association, 5.5%, 12/1/18     1,568,036
1,116,829   Federal National Mortgage Association, 5.5%, 4/1/19      1,139,256
4,428,752   Federal National Mortgage Association, 5.5%, 9/1/19      4,516,401
108,230     Federal National Mortgage Association, 5.5%, 7/1/23        109,366
1,992,302   Federal National Mortgage Association, 5.5%, 3/1/25      2,011,106
2,667,261   Federal National Mortgage Association, 5.5%, 7/1/33      2,676,092
604,595     Federal National Mortgage Association, 6.0%, 6/1/16        624,708
10,113      Federal National Mortgage Association, 6.0%, 1/1/29         10,371
19,179      Federal National Mortgage Association, 6.0%, 9/1/29         19,657
117,230     Federal National Mortgage Association, 6.0%, 2/1/32        119,984
195,000     Federal National Mortgage Association, 6.0%, 4/15/32       202,731
83,580      Federal National Mortgage Association, 6.0%, 8/1/32         85,541
1,132,404   Federal National Mortgage Association, 6.0%, 10/1/32     1,158,974
283,790     Federal National Mortgage Association, 6.0%, 11/1/32       290,449
1,251,188   Federal National Mortgage Association, 6.0% 2/1/33       1,280,545
130,583     Federal National Mortgage Association, 6.0%, 3/1/33        133,511
2,965,185   Federal National Mortgage Association, 6.0%, 4/1/33      3,031,656
2,904,540   Federal National Mortgage Association, 6.0%, 7/1/33      2,969,651
1,649,044   Federal National Mortgage Association, 6.0%, 9/1/34      1,685,986
15,720      Federal National Mortgage Association, 6.5%, 1/1/15         16,426
76,793      Federal National Mortgage Association, 6.5%, 7/1/29         80,001
179,429     Federal National Mortgage Association, 6.5%, 5/1/31        186,621
297,431     Federal National Mortgage Association, 6.5%, 6/1/31        309,508
151,403     Federal National Mortgage Association, 6.5%, 8/1/31        157,472
152,862     Federal National Mortgage Association, 6.5%, 9/1/31        158,989
54,377      Federal National Mortgage Association, 6.5%, 10/1/31        56,556
122,400     Federal National Mortgage Association, 6.5%, 10/1/31       127,306
134,892     Federal National Mortgage Association, 6.5%, 2/1/32        140,299
170,132     Federal National Mortgage Association, 6.5%, 2/1/32        176,885
349,425     Federal National Mortgage Association, 6.5%, 3/1/32        363,295
373,031     Federal National Mortgage Association, 6.5%, 10/1/32       387,838
77,554      Federal National Mortgage Association, 6.5%, 7/1/34         80,520
21,175      Federal National Mortgage Association, 7.0%, 3/1/12         22,188
69,490      Federal National Mortgage Association, 7.0%, 7/1/22         73,501
12,078      Federal National Mortgage Association, 7.0%, 12/1/30        12,746
50,839      Federal National Mortgage Association, 7.0%, 12/1/30        53,649
113,340     Federal National Mortgage Association, 7.0%, 4/1/31        119,606
184,997     Federal National Mortgage Association, 7.0%, 8/1/31        195,182
87,965      Federal National Mortgage Association, 7.0%, 9/1/31         92,808
214,752     Federal National Mortgage Association, 7.0% 12/1/31        226,574
234,458     Federal National Mortgage Association, 7.0%, 1/1/32        247,365
15,234      Federal National Mortgage Association, 7.5%, 8/1/20         16,348
4,625       Federal National Mortgage Association, 7.5%, 4/1/30          4,949
10,441      Federal National Mortgage Association, 8.0%, 4/1/08         10,786
14,290      Federal National Mortgage Association, 8.0%, 4/1/20         15,383
17,698      Federal National Mortgage Association, 8.0%, 2/1/29         19,071
7,695       Federal National Mortgage Association, 8.0%, 2/1/30          8,287
1,851       Federal National Mortgage Association, 8.0%, 2/1/30          1,993
5,707       Federal National Mortgage Association, 8.0%, 4/1/30          6,144
3,638       Federal National Mortgage Association, 8.0%, 5/1/31          3,917
3,623       Federal National Mortgage Association, 8.0%, 7/1/30          3,901
5,125       Federal National Mortgage Association, 8.0%, 10/1/30         5,518
6,694       Federal National Mortgage Association, 8.0%, 1/1/31          7,206
74,232      Federal National Mortgage Association, 8.0%, 3/1/31         79,939
109,740     Federal National Mortgage Association, Remic Series 95-2   112,641
21,590      Federal National Mortgage Association, Remic Series 1989    23,284
7,751       Federal National Mortgage Association, Remic Series 1989     9,337
1,843,840   Freddie Mac, 5.5%, 11/1/34                               1,849,858
2,049,852   Freddie Mac, 6.0%, 9/1/33                                2,098,616
337,456     Freddie Mac, 6.0%, 12/1/33                                 348,373
5,954,011   Freddie Mac, 6.0%, 5/1/34                                6,095,711
1,124,989   Freddie Mac, 6.0%, 5/1/34                                1,151,763
68,442      Freddie Mac, 6.5%, 1/1/29                                   71,281
2,700,000   Government National Mortgage Association, 4.5%, 4/1/05   2,582,717
1,998,034   Government National Mortgage Association, 4.5%, 8/15/33  1,915,619
2,806,266   Government National Mortgage Association, 4.5%, 8/15/33  2,690,513
1,330,731   Government National Mortgage Association, 4.5%, 9/15/33  1,275,841
1,458,121   Government National Mortgage Association, 4.5%, 10/15/33 1,397,976
24,703      Government National Mortgage Association, 5.0%, 7/15/19     24,955
1,085,452   Government National Mortgage Association, 5.0%, 7/15/19  1,096,520
1,200,332   Government National Mortgage Association, 5.0%, 10/20/19 1,230,780
993,639     Government National Mortgage Association, 5.0%, 9/15/33    981,937
2,111,256   Government National Mortgage Association, 5.0%, 4/15/34  2,085,070
2,000,000   Government National Mortgage Association, 5.0%, 4/1/35   1,971,876
514,622     Government National Mortgage Association, 5.5%, 10/15/17   529,495
818,227     Government National Mortgage Association, 5.5%, 11/15/18   841,757
291,640     Government National Mortgage Association, 5.5%, 12/15/18   300,027
23,995      Government National Mortgage Association, 5.5%, 4/15/19     24,678
2,399,731   Government National Mortgage Association, 5.5%, 8/15/19  2,468,096
2,464,658   Government National Mortgage Association, 5.5%, 8/15/19  2,534,873
238,952     Government National Mortgage Association, 5.5%, 8/15/33    241,404
296,221     Government National Mortgage Association, 5.5%, 10/15/33   299,261
2,225,592   Government National Mortgage Association, 5.5%, 4/20/34  2,245,054
3,618,188   Government National Mortgage Association, 5.5%, 7/15/34  3,654,352
1,225,691   Government National Mortgage Association, 5.5%, 10/15/34 1,237,941
2,576,802   Government National Mortgage Association, 5.5%, 11/15/34 2,602,557
244,421     Government National Mortgage Association, 5.5%, 11/20/34   246,558
54,818      Government National Mortgage Association, 5.5%, 12/15/34    55,366
1,983,108   Government National Mortgage Association, 5.5%, 1/15/35  2,003,024
23,829      Government National Mortgage Association, 6.0%, 8/15/13     24,744
6,021       Government National Mortgage Association, 6.0%, 4/15/14      6,252
601,549     Government National Mortgage Association, 6.0%, 5/1/17     621,637
805,300     Government National Mortgage Association, 6.0%, 5/15/17    835,451
160,038     Government National Mortgage Association, 6.0%, 6/15/17    166,030
98,155      Government National Mortgage Association, 6.0%, 8/15/19    101,095
1,482,938   Government National Mortgage Association, 6.0%, 9/15/19  1,538,283
26,150      Government National Mortgage Association, 6.0%, 3/15/32     26,919
44,256      Government National Mortgage Association, 6.0%, 9/15/32     45,559
447,640     Government National Mortgage Association, 6.0%, 9/15/32    460,818
453,581     Government National Mortgage Association, 6.0%, 10/15/32   466,934
263,858     Government National Mortgage Association, 6.0%, 11/15/32   271,626
608,424     Government National Mortgage Association, 6.0%, 1/15/33    625,654
1,450,273   Government National Mortgage Association, 6.0%, 1/15/33  1,493,090
383,838     Government National Mortgage Association, 6.0%, 2/15/33    394,708
689,291     Government National Mortgage Association, 6.0%, 3/15/33    708,811
878,724     Government National Mortgage Association, 6.0%, 3/15/33    903,609
882,349     Government National Mortgage Association, 6.0%, 3/15/33    907,337
1,015,647   Government National Mortgage Association, 6.0%, 3/15/33  1,044,410
1,604,519   Government National Mortgage Association, 6.0%, 3/15/33  1,652,029
1,236,712   Government National Mortgage Association, 6.0%, 3/15/33  1,273,259
2,006,798   Government National Mortgage Association, 6.0%, 3/15/33  2,063,631
1,649,703   Government National Mortgage Association, 6.0%, 5/15/33  1,696,423
159,838     Government National Mortgage Association, 6.0%, 6/18/33    164,365
849,282     Government National Mortgage Association, 6.0%, 7/15/33    839,280
858,655     Government National Mortgage Association, 6.0%, 10/15/33   882,972
535,009     Government National Mortgage Association, 6.0%, 9/15/34    550,050
1,456,323   Government National Mortgage Association, 6.0%, 10/15/34 1,497,264
76,093      Government National Mortgage Association, 6.5%, 2/15/29     79,607
121,162     Government National Mortgage Association, 6.5%, 3/15/29    126,757
586,240     Government National Mortgage Association, 6.5%, 3/15/29    613,314
757,550     Government National Mortgage Association, 6.5%, 5/15/29    792,956
116,328     Government National Mortgage Association, 6.5%, 3/15/31    121,646
287,795     Government National Mortgage Association, 6.5%, 5/15/31    300,962
19,628      Government National Mortgage Association, 6.5%, 6/15/31     20,526
367,021     Government National Mortgage Association, 6.5%, 10/15/31   383,799
473,152     Government National Mortgage Association, 6.5%, 2/15/32    494,791
136,517     Government National Mortgage Association, 6.5%, 5/15/32    142,761
373,933     Government National Mortgage Association, 6.5%, 8/15/32    391,034
449,763     Government National Mortgage Association, 6.5%, 9/15/32    470,332
18,910      Government National Mortgage Association, 6.5%, 10/15/33    19,760
340,540     Government National Mortgage Association, 6.5%, 1/15/34    355,809
401,281     Government National Mortgage Association, 6.5%, 1/15/34    419,275
54,594      Government National Mortgage Association, 7.0%, 12/15/13    57,736
18,119      Government National Mortgage Association, 7.0%, 4/15/28     19,187
13,937      Government National Mortgage Association, 7.0%, 8/15/28     14,757
171,229     Government National Mortgage Association, 7.0%, 11/15/28   181,337
421,541     Government National Mortgage Association, 7.0%, 11/15/28   446,425
163,774     Government National Mortgage Association, 7.0%, 4/15/29    173,368
86,665      Government National Mortgage Association, 7.0%, 2/15/30     91,668
28,580      Government National Mortgage Association, 7.0%, 12/15/30    30,230
72,957      Government National Mortgage Association, 7.0%, 3/15/31     77,139
54,024      Government National Mortgage Association, 7.0%, 4/15/31     57,121
180,191     Government National Mortgage Association, 7.0%, 6/15/31    190,521
321,281     Government National Mortgage Association, 7.0%, 6/15/31    339,831
28,724      Government National Mortgage Association, 7.5%, 2/15/26     30,882
81,211      Government National Mortgage Association, 7.5%, 5/15/27     87,259
94,931      Government National Mortgage Association, 7.5%, 8/15/29    101,858
24,875      Government National Mortgage Association, 7.5%, 10/15/29    26,690
38,024      Government National Mortgage Association, 7.5%, 2/15/31     40,779
347,930     Government National Mortgage Association, 7.5%, 12/15/31   373,136
6,911       Government National Mortgage Association, 7.75%, 11/15/2     7,407
19,107      Government National Mortgage Association, 7.75%, 2/15/30    20,476
4,255       Government National Mortgage Association, 9.5%, 5/15/20      4,739
7,406       Government National Mortgage Association, 10.0%, 1/15/06     7,707
2,340       Government National Mortgage Association, 10.0%, 1/15/18     2,630
4,188       Government National Mortgage Association, 10.0%, 1/15/18     4,707
655,052     Government National Mortgage Association I, 6.0%, 2/15/2   674,844
65,733      Government National Mortgage Association I, 7.0%, 12/15/    69,528
428,454     Government National Mortgage Association II, 5.5%, 2/20/   432,201
2,575,301   Government National Mortgage Association II, 5.5%, 3/20/ 2,597,822
10,001,475  Government National Mortgage Association II, 6.0%, 11/2010,269,104
19,293      Government National Mortgage Association II, 6.5%, 2/20/    20,123
9,680       Government National Mortgage Association II, 6.5%, 3/20/    10,097
24,432      Government National Mortgage Association II, 7.0%, 12/20    25,751
346,928     Government National Mortgage Association II, 7.0%, 1/20/   365,951
135,000     U.S. Treasury Bonds, 3.125%, 10/15/08                      130,957
100,000     U.S. Treasury Bonds, 4.0%, 2/15/14                          96,505
35,000      U.S. Treasury Bonds, 4.25%, 8/15/13                         34,515
1,725,000   U.S. Treasury Bonds, 5.25%, 11/15/28                     1,814,148
135,000     U.S. Treasury Bonds, 7.125%, 2/15/23                       171,007
1,000,000   U.S. Treasury Bonds, 8.0%, 11/15/21                      1,357,969
35,000      U.S. Treasury Notes, 1.5%, 7/31/05                          34,839
340,000     U.S. Treasury Notes, 3.5%, 1/15/11                         415,341
1,470,000   U.S. Treasury Notes, 4.25%, 11/15/14                     1,439,624
840,000     U.S. Treasury Notes, 5.25%, 2/15/29                        884,527
7,260,000   U.S. Treasury Notes, 5.375%, 2/15/31                     7,912,552
120,000     U.S. Treasury Notes, 5.5%, 8/15/28                         130,359
105,000     U.S. Treasury Notes, 6.0%, 8/15/09                         112,834
135,000     U.S. Treasury Notes, 7.0%, 7/15/06                         140,707
4,550,000   U.S. Treasury Strip, 0.0%, 2/15/11                       3,546,188
1,500,000   U.S. Treasury Strip Zero Coupon, 5/15/13                 1,040,031
                                                                   $160,809,426
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (Cost   $161,162,134)                                  $160,809,426
            MUNICIPAL BONDS - 0.9 %
            Government - 0.9 %
1,225,000   District of Columbia Tobacco Settlement Financing Corp.$ 1,271,048
555,000     Tobacco Settlement Authority Iowa, 6.79%, 6/1/10           548,956
500,000     Tobacco Settlement Financing Corp. Revenue, 5.875%, 5/15   493,790
                                                                   $ 2,313,794
            Total Government                                       $ 2,313,794
            TOTAL MUNICIPAL BONDS
            (Cost   $2,048,217)                                    $ 2,313,794

            TEMPORARY CASH INVESTMENTS - 3.9 %
            Repurchase Agreement - 3.9 %
$10,600,000 UBS Warburg, Inc., 1.00%, dated 3/31/05, repurchase price of 10,600,000 plus accrued interest on 4/1/05 collateralized
            by $10,866,000 U.S. Treasury Bill, 2.75%, 6/30/06      $10,600,000

            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost $10,600,000)                                     $10,600,000

            TOTAL INVESTMENTS IN SECURITIES - 101.1%
            (Cost $271,509,016)                                    $273,143,478

            OTHER ASSETS AND LIABILITIES - (1.1)%                  $(2,851,554)

            TOTAL NET ASSETS - 100.0%                              $270,291,924

*           Non-Income producing security

144A        Security is exempt from registration under Rule 144A of the
Securities
            Act of 1933. Such securities may be resold normally to qualified institutional
            buyers in a transaction exempt from registration.  At March 31,
2005, the value
            of these securities amounted to $24,752,054 or 9.2% of net assets.

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $271,525,243 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost              $ 2,547,606

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value                (929,371)

            Net unrealized gain                                    $1,618,235


(b)         At March 31, 2005, the following securities were out on loan:

Shares                             Security                         Market Value
921,000     Shaw Group, Inc., 10.75%, 3/15/10                          999,285
1,733,750   Toys "R" Us, 7.875%, 4/15/13                             1,547,372
            Total                                                  $ 2,546,657


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.